Related Party Transactions (Details) - CNY (¥)	Dec. 03, 2021	Apr. 30, 2023	Mar. 01, 2022
Related Party Transactions [Line Items]
Price per share (in Yuan Renminbi per share)	¥ 4
Transfer value	¥ 282,000,000
Purchase agreement amount			¥ 1
Interest rate		1.00%
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest percentage	55.09%
Transfer value	¥ 282,000,000